Accrued expenses and other current liabilities (Tables)	3 Months Ended
Sep. 30, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of (in thousands):

	September 30, 2022	June 30, 2022
Consulting and professional fees	$446	$551
Research and development	1,008	1,060
Payroll and related benefits	1,092	1,437
License Expense	300	—
Other	27	12
	$2,873	$3,060